UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler            Charlottesville, VA              02/14/05
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              2

Form 13F Information Table Entry Total:        11

Form 13F Information Table Value Total:  $951,656
                                         (thousands)


List of Other Included Managers:

1.    Peninsula Investment Partners, LP

2. Peninsula Capital Appreciation, LLC, General Partner of Peninsula Investment Partners, LP


                                                     FORM 13F INFORMATION TABLE
    ITEM 1:                        ITEM 2:      ITEM 3:       ITEM 4:        ITEM 5:          ITEM 6:    ITEM 7:      ITEM 8:

                                   TITLE                   FAIR MARKET     SHRS OR     SH/   INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS   CUSIP        VALUE (X$1000)  PRN AMT     PRN   DISCRETION    MANAGER   SOLE
--------------                     --------   -----        --------------  -------     ---   ----------    -------   ----
AMERICA WEST HOLDINGS CORP          CL B      23657208         670            101,800  SH      SHARED      1,2       SHARED
DAVITA INC                         COMMON     23918K108    237,180          6,000,000  SH      SHARED      1,2       SHARED
DIRECTV GROUP INC.                 COMMON     25459L106    133,920          8,000,000  SH      SHARED      1,2       SHARED
ECHOSTAR COMMUNICATIONS NEW         CL A      278762109    149,625          4,500,000  SH      SHARED      1,2       SHARED
FIRST AVENUE NETWORKS INC.  CMN    COMMON     31865X106     69,741          5,017,361  SH      SHARED      1,2       SHARED
FOX ENTMT GROUP INC                COMMON     35138T107     31,260          1,000,000  SH      SHARED      1,2       SHARED
GRACE WR & CO DEL NEW              COMMON     38388F108    146,520         10,765,600  SH      SHARED      1,2       SHARED
PEGASUS COMMUNICATIONS CORP         CL A      705904605     62,114          6,715,000  SH      SHARED      1,2       SHARED
USEC INC                           COMMON     90333E108     24,225          2,500,000  SH      SHARED      1,2       SHARED
WILSONS THE LEATHER EXPERTS        COMMON     972463103     60,401         15,487,513  SH      SHARED      1,2       SHARED
WSFS FINL CORP                     COMMON     929328102     36,000            600,000  SH      SHARED      1,2       SHARED
                                                           951,656


03038.0001 #546295